K&L Gates LLP Four Embarcadero Center Suite 1200 San Francisco, CA 94111 T +1 415 882 8200 F +1 415 882 8220 klgates.com

December 24, 2013

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	KraneShares Trust

File Nos. 333-180870 and 811-22698

Post-Effective Amendment No. 30

Ladies and Gentleman:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of KraneShares Trust (the “Trust”) is Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purpose of this filing is to register the KraneShares [NAME] BAML Ultra Short Bond ETF.

The Trust elects that this filing become effective 75 days after filing, pursuant to Rule 485(a)(2) under the Securities Act. If you have any questions or comments concerning the foregoing, please call me at (415) 249-1053.

Very truly yours,

/s/ Kurt J. Decko

Kurt J. Decko

Attachments

cc:	Jonathan Krane

Krane Funds Advisors, LLC